Leases (Details)	Dec. 31, 2021
Leases (Details) [Line Items]
Leases with an initial term	12 months
Land Related [Member]
Leases (Details) [Line Items]
Weighted average discount rate	4.75%
Equipment [Member]
Leases (Details) [Line Items]
Weighted average remaining lease terms	1 year 7 months 6 days